Fair Value Measurement (Changes in Level 3 Fair Value Measurements) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Changes in Level 3 Fair Value Measurements
Fair value asset (liability), beginning of period	$ (179)		$ 0
Realized gain (loss) on early termination of commodity derivatives	0	[1]	(2,998)	[1]	0	[1]
Realized gain (loss) on expiration of commodity put contract	0		(308)
Unrealized gain (loss) on commodity derivatives	992		(541)		(308)
Transfers out of Level 3	(969)	[2]	0	[2]
Fair value asset (liability), end of period	0		(179)		0
Purchase [Member]
Changes in Level 3 Fair Value Measurements
Purchases	156		670
Settlements [Member]
Changes in Level 3 Fair Value Measurements
Settlements	$ 0		$ 2,998

[1]	Effective January 1, 2011, we changed our segment gross margin measure to exclude unrealized non-cash mark-to-market adjustments related to our commodity derivatives. For the years ended December 31, 2012 and 2011, $1.0 million and $(0.5) million in unrealized gains (losses) on commodity derivatives were excluded from our Gathering and Processing segment gross margin. Effective April 1, 2011, we changed our segment gross margin measure to exclude realized early termination costs on commodity derivatives. For the year ended December 31, 2011, $(3.0) million in realized gains (losses) on the early termination of commodity derivatives were excluded from our Gathering and Processing segment gross margin.(c)Income (loss) on discontinued operations impacts our Gathering and Processing segment.
[2]	Amounts transferred out are reflected at fair value as of the end of the period